Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Detailed Information About Capital Computation
The capital of the Company includes the components of equity and loans and borrowings net of cash and cash equivalents. Capital, as defined above is summarized in the following table:

	December 31, 2019	December 31, 2018
Equity	$403,059	$394,779
Loans and borrowings	264,049	214,559
	667,108	609,338
Cash and cash equivalents	(67,716)	(60,822)
Total	$599,392	$548,516